Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 470,000.00
Previously Paid Amount	0.00
Total Fee Amount	64.91
Total Offset Amount	0.00
Net Fee	64.91
Narrative - Max Aggregate Offering Price	$ 470,000.00
Final Prospectus	true